Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies
Commitments and Contingencies

14) Commitments and Contingencies

Assets Pledged

As of June 30, 2021 and December 31, 2020, Vessels with a book value of $1,642 million and $1,709 million, respectively, were pledged as security held as guarantee for the Partnership’s long-term debt and interest rate swap obligations. See Note 7—Derivative Instruments, Note 10 - Vessels and Equipment and Note 12—Long-Term Debt.

Claims and Legal Proceedings

Under the Partnership's time charters, claims to reduce the hire rate payments can be made if the Vessel does not perform to certain specifications in the agreements. No accrual for possible claim was recorded for the period ended June 30, 2021 and the year ended December 31, 2020.

From time to time, the Partnership is involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the consolidated financial position, results of operations or cash flows.

Insurance

The Partnership maintains insurance on all the Vessels to insure against marine and war risks, which include damage to or total loss of the Vessels, subject to deductible amounts that average $0.15 million per Vessel, and loss of hire.

Under the loss of hire policies, the insurer will pay a compensation for the lost hire rate agreed in respect of each Vessel for each day, in excess of 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days. In addition, the Partnership maintains protection and indemnity insurance, which covers third-party legal liabilities arising in connection with the Vessels’ activities, including, among other things, the injury or death of third-party persons, loss or damage to cargo, claims arising from collisions with other vessels and other damage to other third-party property, including pollution arising from oil or other substances. This insurance is unlimited, except for pollution, which is limited to $1 billion per vessel per incident. The protection and indemnity insurance is maintained through a protection and indemnity association, and as a member of the association, the Partnership may be required to pay amounts above budgeted premiums if the member claims exceed association reserves, subject to certain reinsured amounts. If the Partnership experiences multiple claims each with individual deductibles, losses due to risks that are not insured or claims for insured risks that are not paid, it could have a material adverse effect on the Partnership’s results of operations and financial condition.

Windsor Knutsen

In December 2020, the Windsor Knutsen reported a crack in its main engine block. As a result, the Vessel was off-hire from December 12, 2020 to June 10, 2021 for repairs. For the three and six months ended June 30, 2021, the Partnership recorded $3.7 million and $8.7 million, respectively, for loss of hire proceeds which were recorded as a component of total revenues since day rates are recovered under the terms of the policy.

In addition, for the three and six months ended June 30, 2021, the Partnership recorded $2.5 million and $4.1 million, respectively, for recoveries up to the amount of loss under hull and machinery insurance for repairs as a result of the engine block damage to the Windsor Knutsen. As of June 30, 2021, the Partnership had claimed insurance recoveries of $4.0 million, resulting in a net expense of $0.1 million which is classified under vessel operating expense. See Note 5 – Insurance proceeds.

Tove Knutsen

In March 2021, the Tove Knutsen reported a leakage from its controllable pitch propeller. As a result, the Vessel was off-hire from March 1, 2021 to April 15, 2021 for repairs. For the three and six months ended June 30, 2021, the Partnership recorded $0.7 million and $1.5 million, respectively, for loss of hire proceeds which were recorded as a component of total revenues since day rates are recovered under the terms of the policy.

In addition, for the three and six months ended June 30, 2021, the Partnership recorded $0.3 million and $0.5 million respectively, for recoveries up to the amount of loss under hull and machinery insurance for repairs as a result of the leakage from the controllable pitch propeller to the Tove Knutsen. As of June 30, 2021, the Partnership had claimed insurance recoveries of $0.4 million, resulting in a net expense of $0.1 million which is classified under vessel operating expense. See Note 5 – Insurance proceeds.

Bodil Knutsen

In April 2021, the Bodil Knutsen reported damage on the azimuth thruster. As a result, the Vessel was off-hire from April 17, 2021 to April 29, 2021 for repairs. For the three and six months ended June 30, 2021, the Partnership recorded $0.5 million for recoveries up to the amount of loss under hull and machinery insurance for repairs as a result of the damage on the azimuth thruster. As of June 30, 2021, the Partnership had claimed insurance recoveries of $0.3 million, resulting in a net expense of $0.2 million which is classified under vessel operating expense. See Note 5 – Insurance proceeds.